Goodwill and Other Intangible Assets	12 Months Ended
Sep. 24, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
5.	Goodwill and Other Intangible Assets

The Partnership's fiscal 2011 and fiscal 2010 annual goodwill impairment review resulted in no adjustments to the carrying amount of goodwill.  During fiscal 2009, the Partnership reversed $1,385 of the deferred tax asset valuation allowance, respectively, which was established through purchase accounting, as a reduction to goodwill. This adjustment resulted from the utilization of a portion of the net operating losses established in purchase accounting. As a result of the adoption of revised accounting guidance concerning business combinations at the beginning of fiscal 2010, future reversals of the deferred tax asset valuation allowance will be reflected as a reduction of income tax expense.

The changes in carrying value of goodwill assigned to the Partnership's operating segments are as follows:

		Fuel oil and	Natural gas
	Propane	refined fuels	and electricity	Total
Balance as of September 25, 2010
Goodwill	$264,906	$10,900	$7,900	$283,706
Accumulated adjustments	-	(6,462)	-	(6,462)
	$264,906	$4,438	$7,900	$277,244

Balance as of September 24, 2011
Goodwill	$265,313	$10,900	$7,900	$284,113
Accumulated adjustments	-	(6,462)	-	(6,462)
	$265,313	$4,438	$7,900	$277,651

Goodwill acquired during fiscal 2011	$407	$-	$-	$407

Other intangible assets consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Customer lists	$26,523	$25,761
Non-compete agreements	3,756	3,156
Tradenames	1,499	1,499
Other	1,967	1,967
	33,745	32,383
Less: accumulated amortization
Customer lists	(15,036)	(12,671)
Non-compete agreements	(760)	(107)
Tradenames	(1,162)	(1,012)
Other	(709)	(617)
	(17,667)	(14,407)
	$16,078	$17,976

Aggregate amortization expense related to other intangible assets for fiscal 2011, 2010 and 2009 was $3,260, $2,423 and $2,220, respectively.  Aggregate amortization expense for each of the five succeeding fiscal years related to other intangible assets held as of September 24, 2011 is as follows: 2012 - $2,834; 2013 - $2,676; 2014 - $2,341; 2015 - $2,180 and 2016 - $1,690.